Income Taxes - Components of the Company's Deferred Income Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred income tax assets:
Net operating loss carry-forward	$ 15,806	$ 39,765
Credit carry-forward	37,373	33,526
Interest expense limitation carry-forward	28,131	14,711
Deferred compensation	134	179
Deferred revenue	0	3,752
Other reserves	0	2,549
Stock-based compensation	7,891	11,673
Operating lease	23,812
Other, net	0	977
Total deferred income tax assets	113,147	107,132
Deferred income tax liabilities:
Purchased intangible assets	(11,049)	(29,855)
Goodwill	(43,075)	(35,400)
Property and equipment	(12,000)	(11,183)
Operating lease	(21,729)
Deferred revenue	(553)	0
Other reserves	(736)	0
Other	(962)	0
Total deferred income tax liabilities	(90,104)	(76,438)
Valuation allowance	(50,076)	(47,151)
Net deferred income tax liabilities	$ (27,033)	$ (16,457)